Notes Payable and Other Long-Term Debt	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Notes Payable and Other Long-Term Debt

NOTE 5 – NOTES PAYABLE AND OTHER LONG-TERM DEBT

Notes payable and other long-term debt consist of the following:

	September 30, 2013	June 30, 2013
Notes Payable – Caltius	$8,000,000	$10,000,000
Less: Original Issue Discount (net)	(849,412)	(899,700)
Less: Debt Issuance Costs (net)	(460,785)	(488,065)

Total Caltius Senior Subordinated Notes (net)	6,689,803	8,612,235
Notes Payable to former shareholders of DBA	767,091	767,091
Long-Term Credit Facility	17,049,612	8,601,189

Total notes payable and other long-term debt	24,506,506	17,980,515
Less: Current portion	(767,091)	(767,091)

Total notes payable and other long-term debt	$23,739,415	$17,213,424

Future maturities of notes payable and other long-term debt for the fiscal years ending June 30 and thereafter are as follows:

2014 (remaining portion)	$767,091
2015	—
2016	17,049,612
2017	8,000,000

$25,816,703

Bank of America Credit Facility

The Company has a $30.0 million senior credit facility (the “Credit Facility”) with Bank of America, N.A. (the “Lender”). The Credit Facility includes a $2.0 million sublimit to support letters of credit and matures the earlier of 1) six months prior to the December 1, 2016 maturity of the Senior Subordinated Notes, or 2) August 9, 2018.

Through the first anniversary of the Credit Facility, borrowings accrue interest, at the Company’s option, at the Lender’s prime rate minus 0.50% or LIBOR plus 2.25%. The rates can be subsequently adjusted based on the Company’s fixed charge coverage ratio at the Lender’s base rate plus 0.0% to 0.50% or LIBOR plus 1.50% to 2.25%. The Credit Facility is collateralized by the Company’s accounts receivable and other assets of its subsidiaries.

The available borrowing amount is limited to up to 85% of eligible domestic accounts receivable and, subject to certain sub-limits, 75% of eligible accrued but unbilled receivables and foreign accounts receivable. Borrowings are available to fund future acquisitions, capital expenditures, repurchase of Company stock or for other corporate purposes. The terms of the Credit Facility are subject to customary financial and operational covenants, including covenants that may limit or restrict the ability to, among other things, borrow under the Credit facility, incur indebtedness from other lenders, and make acquisitions. As of September 30, 2013, the Company was in compliance with all of its covenants.

As of September 30, 2013, based on available collateral and $286,800 in outstanding letter of credit commitments, there was approximately $8,851,000 available for borrowing under the Credit Facility based on advances outstanding.

Caltius Senior Subordinated Notes

In connection with the Company’s acquisition of ISLA, the Company entered into an Investment Agreement with Caltius Partners IV, LP and Caltius Partners Executive IV, LP (collectively, “Caltius”). Under the Investment Agreement, Caltius provided the Company with a $10.0 million aggregate principal amount evidenced by the issuance of senior subordinated notes (the “Senior Subordinated Notes”), the net proceeds of which were primarily used to finance the cash payments due at closing of the ISLA transaction. The Senior Subordinated Notes accrue interest at the rate of 13.5% per annum (the “Accrual Rate”), and must be paid currently in cash on a quarterly basis at a rate of 11.75% per annum (the “Pay Rate”). The outstanding principal balance of the Senior Subordinated Notes will be increased by an amount (the “PIK Amount”) equal to the difference between interest accrued at the Accrual Rate and Interest Accrued at the Pay Rate unless the Company makes an election to pay the PIK Amount in cash. The Company has exercised its option to pay all PIK in cash. The Senior Subordinated Notes are non-amortizing, with all principal due upon maturity at December 1, 2016. The Company repaid $2.0 million of principal during the three months ended September 30, 2013.

The terms of the Investment Agreement are subject to customary financial and operational covenants, including covenants that may limit or restrict the ability to, among other things, incur indebtedness from other lenders, and make acquisitions. As of September 30, 2013, the Company was in compliance with all of its covenants under the Investment Agreement.

DBA Notes Payable

In connection with the DBA acquisition, the Company issued notes payable in the amount of $4.8 million payable to the former shareholders of DBA. The notes accrue interest at a rate of 6.5%, and such interest is payable quarterly. The Company elected to satisfy $2.4 million of the notes through the issuance of the Company’s common stock. The principal amount of the notes is payable annually on April 6 with the final installment due in fiscal year 2014.

NOTE 6 – NOTES PAYABLE AND OTHER LONG-TERM DEBT

Notes payable and other long-term debt consist of the following:

	June 30, 2013	June 30, 2012
Notes Payable – Caltius	$10,000,000	$10,000,000
Less: Original Issue Discount, net	(899,700)	(1,081,739)
Less: Debt Issuance Costs, net	(488,065)	(586,816)

Total Caltius Senior Subordinated Notes, net	8,612,235	8,331,445
Notes Payable – DBA shareholders	767,091	1,534,183
Long-Term Credit Facility	8,601,189	7,159,159

Total notes payable and other long-term debt	17,980,515	17,024,787
Less: Current portion	(767,091)	(767,092)

Total notes payable and other long-term debt	$17,213,424	$16,257,695

Future maturities of notes payable and other long-term debt for the years ending June 30 are as follows, without giving consideration to the refinancing of the Long-Term Credit Facility:

2014	$767,091
2015	8,601,189
2016	—
2017	10,000,000

$19,368,280

Bank of America – Credit Facility

As of June 30, 2013, the Company has a $20.0 million senior credit facility (the “Credit Facility”) with Bank of America, N.A. (the “Lender”). The Credit Facility includes a $1.0 million sublimit to support letters of credit and matures November 30, 2014, however was refinanced subsequent to year end (see Note 14). Borrowings accrue interest, at the Company’s option, at the Lender’s prime rate minus 0.75% to plus 0.50% or LIBOR plus 1.75% to 3.00%, and can be adjusted based on the Company’s performance relative to certain financial covenants. The Credit Facility is collateralized by the Company’s accounts receivable and other assets of its subsidiaries.

The available borrowing amount is limited to up to 80% of eligible domestic accounts receivable and up to 60% of eligible foreign accounts receivable, and is available to fund future acquisitions, capital expenditures or for other corporate purposes. The terms of the Credit Facility are subject to customary financial and operational covenants, including covenants that may limit or restrict the ability to, among other things, borrow under the Credit facility, incur indebtedness from other lenders, and make acquisitions. As of June 30, 2013, the Company was in compliance with all of its covenants.

The Company had $8,601,189 and $7,159,159 in advances under the Credit Facility as of June 30, 2013 and 2012, respectively.

As of June 30, 2013, based on available collateral and $286,800 in outstanding letter of credit commitments, there was $11,112,011 available for borrowing under the Credit Facility based on advances outstanding.

Caltius Senior Subordinated Notes

In connection with the Company’s acquisition of ISLA, the Company entered into an Investment Agreement with Caltius Partners IV, LP and Caltius Partners Executive IV, LP (collectively, “Caltius”). Under the Investment Agreement, Caltius provided the Company with a $10.0 million aggregate principal amount evidenced by the issuance of senior subordinated notes (the “Senior Subordinated Notes”), the net proceeds of which were primarily used to finance the cash payments due at closing of the ISLA transaction. The Senior Subordinated Notes accrue interest at the rate of 13.5% per annum (the “Accrual Rate”), and must be paid currently in cash on a quarterly basis at a rate of 11.75% per annum (the “Pay Rate”). The outstanding principal balance of the Senior Subordinated Notes will be increased by an amount (the “PIK Amount”) equal to the difference between interest accrued at the Accrual Rate and Interest Accrued at the Pay Rate unless the Company makes an election to pay the PIK Amount in cash. The Company has exercised its option to pay all PIK in cash. The Senior Subordinated Notes are non-amortizing, with all principal due upon maturity at December 1, 2016.

The terms of the Investment Agreement are subject to customary financial and operational covenants, including covenants that may limit or restrict the ability to, among other things, incur indebtedness from other lenders, and make acquisitions. As of June 30, 2013, the Company was in compliance with all of its covenants under the Investment Agreement.

DBA – Notes Payable

In connection with the DBA acquisition, the Company issued notes payable in the amount of $4.8 million payable to the former shareholders of DBA. The notes accrue interest at a rate of 6.5%, and such interest is payable quarterly. The Company elected to satisfy $2.4 million of the notes through the issuance of the Company’s common stock. The principal amount of the notes is payable annually on April 6 with the final installment due in fiscal year 2014.